Risks and Concentration (Tables)	12 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, By Risk Factor
The following table summarizes the supplier with greater than 10% of the accounts payable of the Company:

	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2021
	RMB	RMB	RMB
Royal Canin China Co., Ltd.	14,320	13,331	15,616